Accrued Compensation - Schedule of Accrued Compensation (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation Related Costs [Abstract]
Accrued bonuses		$ 4,034	$ 4,728
Accrued Sales Commission, Current		5,212	3,035
Other benefits payable		2,231	2,692
Total	$ 7,146	$ 11,477	$ 10,455